Goodwill and Intangible Assets - Goodwill Impairment (Details) $ in Thousands	12 Months Ended
	Dec. 30, 2016 USD ($) item	Dec. 31, 2014 USD ($)
Goodwill
Number of reporting units | item	9
Goodwill impairment loss	$ 0	$ 64,200
Power EPC
Goodwill
Goodwill impairment loss		36,400
Industrial and Advanced Technology and Urban Environments and Sports
Goodwill
Goodwill impairment loss		$ 27,800